Fair Value Measurements	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS:
NOTE 6 -	FAIR VALUE MEASUREMENTS:

a.	Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of June 30, 2025, and December 31, 2024, are classified in the tables below in one of the six categories described in “Note 2bb – Fair value measurement” in the 2024 annual financial statements:

	June 30, 2025
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,016		$3,016
Financial Liabilities
Warrants		$276	$276
NPAs		$27,357	$27,357

	December 31, 2024
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,144		$3,144
Financial Liabilities
Warrants and phantom warrants		206	206
NPA		$17,777	$17,777

	Six months ended June 30, 2025
	Warrants*	NPAs
January 1, 2025	$206	$17,777
Settlement of Phantom warrants	(188)	-
Issuance	272	-
Change in fair value	(14)	9,580
June 30, 2025	$276	$27,357

The following is a roll forward of the fair value of liabilities classified under Level 3

	Six months ended June 30, 2024
	Warrants*	CLAs	NPAs	Facility loans	Earn-out liability	Other
January 1, 2024	$21,566	$55,940	$21,976	$23,151	$2,997	$186
Issuance	11,196	11,750	18,704	-	-	-
Payment	(1,500)	-	-	(24,600)	(2,210)	-
Conversion to equity	(445)	(69,570)	-	-
Reclassification to equity	(28,225)	-	-	-	-	-
Change in fair value	(1,061)	1,880	14,758	1,449	(38)	14
June 30, 2024	$1,531	$-	$55,438	$-	$749	$200

*	Including ‘phantom warrants’, see Note 16(d) in the 2024 annual financial statements.

Warrants over ordinary shares

Starting from the closing of the IPO, the Company utilized a Black-Scholes Option Pricing model with Level 3 inputs for the valuation of its liability-classified warrants. Inherent in pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company.

Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the warrants as of each valuation date.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30,	June 30,
	2025	2024
Exercise price	$14.35-$31.08	$14.35-$31.08
Share price	$8.44	$12.02
Volatility	44.57%	44.09%-44.57%
Term (years)	3.17-4.33	4.17-5.33
Risk-free interest rate	3.68%-3.69%	4.44%-4.48%
Dividend yield	0.00%	0.00%

b.	Financial instruments measured not at fair value on a recurring basis

Financial instruments not recorded at fair value on a recurring basis include cash and cash equivalents, restricted cash, bank deposits, trade receivables, trade and other payables and short-term borrowings. Due to their nature, their fair value approximates their carrying value.

The fair value of Vision’s bank loans approximates their carrying value.